Revenue (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021		Jun. 30, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	£ 654,757	£ 446,298	[1]	£ 350,950	[1]
Deferred revenue	176,997	101,857
Less than 1 year
Disclosure of disaggregation of revenue from contracts with customers [line items]
Deferred revenue	121,735	51,865
1 to 2 years
Disclosure of disaggregation of revenue from contracts with customers [line items]
Deferred revenue	22,656	18,514
2 to 3 years
Disclosure of disaggregation of revenue from contracts with customers [line items]
Deferred revenue	13,631	11,971
More than 3 years
Disclosure of disaggregation of revenue from contracts with customers [line items]
Deferred revenue	18,975	19,507
Time and materials contracts
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	522,857	337,084		305,766
Fixed price contracts
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	131,900	109,214		45,184
Payments and Financial Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	331,842	226,391		185,175
TMT
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	163,534	121,045		90,255
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	159,381	98,862		75,520
United Kingdom
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	270,844	187,045		155,507
North America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	228,112	140,085		100,089
Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	138,005	107,978		85,882
RoW
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	£ 17,796	£ 11,190		£ 9,472

[1]	Restated to include the effect of IFRIC agenda decision on cloud configuration and customisation costs (refer to note 3C for details).